Commitments and Contingencies (Minimum Future Rental Payments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
2017	$ 1,422
2018	1,156
2019	677
Thereafter	456
Total	3,711
Aggregate office rent expenses	$ 966	$ 966	$ 845